UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2008


[LOGO OF USAA]
    USAA(R)







PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NEW YORK BOND FUND
DECEMBER 31, 2008




















                                                                      (Form N-Q)
48466 -0209                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2008 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Landesbank Baden-Wurttemberg.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from State of New York Mortgage Agency.

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1   |  USAA New York Bond Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
MTA            Metropolitan Transportation Authority
PRE            Prerefunded to a date prior to maturity

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                                                 Portfolio of Investments  |   2

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PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

USAA NEW YORK BOND FUND
December 31, 2008 (unaudited)

    PRINCIPAL                                               COUPON            FINAL                MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY                 VALUE
 ----------------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (97.3%)

               NEW YORK (96.8%)

$       1,000  Albany IDA                                   6.00%         7/01/2019         $          815
          500  Albany IDA                                   5.00          7/01/2031                    315
        1,000  Albany IDA                                   5.25         11/15/2032                    656
        1,000  Albany IDA                                   5.25         11/15/2032                    656
        1,725  Albany IDA                                   5.00          4/01/2037                    967
          555  Albany Parking Auth.  (PRE)                  5.63          7/15/2020                    615
          445  Albany Parking Auth.                         5.63          7/15/2020                    434
          750  Cattaraugus County IDA                       5.10          5/01/2031                    467
          960  Clarence IDA                                 6.00          1/20/2044                    954
        2,000  Dormitory Auth.  (ETM)                       5.30          2/15/2019                  2,226
          365  Dormitory Auth.  (PRE)                       5.00          7/01/2019                    377
          635  Dormitory Auth.                              5.00          7/01/2019                    637
        1,000  Dormitory Auth. (INS)                        5.25          7/01/2020                    861
        3,000  Dormitory Auth. (INS)                        6.00          7/01/2020                  2,776
        1,140  Dormitory Auth. (INS)                        5.00          7/01/2021                    955
          500  Dormitory Auth. (INS)                        5.00          7/01/2021                    503
        4,065  Dormitory Auth., 6.05%, 7/01/2010 (INS)
                    (PRE)                                   6.05 (a)      7/01/2023                  3,994
           95  Dormitory Auth. (INS) (PRE)                  5.13          9/01/2023                    100
        1,655  Dormitory Auth. (INS)                        5.13          9/01/2023                  1,665
        1,000  Dormitory Auth. (INS) (PRE)                  5.75          5/15/2024                  1,074
        1,500  Dormitory Auth. (NBGA)                       5.00          7/01/2024                  1,404
        2,500  Dormitory Auth. (INS)                        5.50          7/01/2024                  2,120
        3,500  Dormitory Auth. (INS)                        5.00          7/01/2025                  3,209
        1,000  Dormitory Auth.                              5.00          7/01/2025                  1,006
        1,900  Dormitory Auth. (INS)                        4.50          8/15/2025                  1,562
        3,000  Dormitory Auth. (INS)                        4.80          8/15/2025                  2,653
        1,000  Dormitory Auth. (INS)                        5.00          8/15/2025                    965
        2,000  Dormitory Auth.                              5.00          7/01/2026                  1,192
        1,000  Dormitory Auth.                              5.00          7/01/2027                    934
        1,250  Dormitory Auth. (LOC - Allied Irish Banks
                    plc)                                    5.25          7/01/2027                  1,161
        2,000  Dormitory Auth.                              5.00          2/15/2030                  1,778
          500  Dormitory Auth. (INS)                        5.00          7/01/2030                    438
        1,000  Dormitory Auth. (INS)                        5.00          8/01/2031                    853
        1,000  Dormitory Auth.                              5.00          1/15/2032                    910
        2,500  Dormitory Auth. (NBGA)                       5.00          6/01/2033                  2,152
        2,500  Dormitory Auth. (INS)                        5.00          7/01/2033                  2,352
        2,000  Dormitory Auth. (INS)                        4.70          2/15/2035                  1,592
        3,000  Dormitory Auth.                              5.00          7/01/2035                  2,651
        1,000  Dormitory Auth.                              5.00          7/01/2036                    534
        2,000  Dormitory Auth. (INS)                        5.00          8/15/2036                  1,783
        2,000  Dormitory Auth. (INS)                        4.75          2/15/2037                  1,589
        2,000  Dormitory Auth.                              5.00          5/01/2037                  1,435
          250  Dormitory Auth.                              5.30          7/01/2037                    178
        2,200  Dormitory Auth.  (PRE)                       6.00          5/15/2039                  2,371
        1,090  Dutchess County IDA  (PRE)                   5.75          8/01/2030                  1,181
        3,000  Dutchess County IDA                          4.50          8/01/2036                  2,164
           15  Environmental Facilities Corp.               7.50          3/15/2011                     15
        2,000  Environmental Facilities Corp.               5.00          6/15/2023                  2,016
        1,000  Environmental Facilities Corp.               5.00          6/15/2025                  1,003
        1,000  Environmental Facilities Corp.               4.50          6/15/2036                    847
          600  Erie County (INS)                            4.88         10/01/2018                    604


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3   |  USAA New York Bond Fund

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
    PRINCIPAL                                               COUPON            FINAL                MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY                 VALUE
 ----------------------------------------------------------------------------------------------------------
$       1,000  Erie County (INS) (PRE)                      5.50%         7/01/2029         $        1,076
          200  Grand Central District Management
                    Association, Inc.                       5.00          1/01/2022                    203
        2,070  Housing Finance Agency (INS)                 6.13         11/01/2020                  2,070
        1,250  Hudson Yards Infrastructure Corp. (INS)      4.50          2/15/2047                    817
        3,000  Long Island Power Auth. (INS)                5.00          9/01/2034                  2,613
        1,000  Long Island Power Auth.                      5.00          9/01/2035                    868
        3,220  Monroe County IDA                            5.20         12/20/2039                  2,940
        1,000  Mortgage Agency                              5.35         10/01/2033                    888
        2,200  MTA (INS)                                    5.00          7/01/2025                  2,052
        3,000  MTA (INS)                                    4.75         11/15/2028                  2,562
          890  New York City  (PRE)                         6.00          5/15/2020                    958
          110  New York City                                6.00          5/15/2020                    113
        1,000  New York City                                5.25          6/01/2022                  1,002
        4,000  New York City                                5.25          8/15/2023                  3,976
        2,315  New York City                                5.00          8/01/2026                  2,183
        1,000  New York City Health and Hospital Corp.
                    (INS)                                   5.00          2/15/2021                  1,006
        1,000  New York City Health and Hospital Corp.
                    (INS)                                   5.25          2/15/2022                    849
        1,885  New York City Health and Hospital Corp.      5.00          2/15/2025                  1,707
        1,600  New York City Housing Dev. Corp. (INS)       5.00          7/01/2025                  1,516
        2,420  New York City IDA                            5.80          8/01/2016                  2,424
        1,000  New York City IDA (INS)                      5.13          9/01/2021                    760
        1,000  New York City IDA (INS)                      5.00         10/01/2023                    702
        1,285  New York City IDA (INS)                      5.05          7/01/2024                    874
        4,000  New York City IDA (INS)                      4.50          6/01/2035                  2,546
        2,000  New York City IDA                            5.00          9/01/2035                  1,158
        1,000  New York City IDA (INS)                      5.25         11/01/2037                    674
       17,090  New York City Municipal Water Finance
                    Auth.                                   5.12 (b)      6/15/2020                  9,956
        1,000  New York City Municipal Water Finance
                    Auth.                                   5.00          6/15/2035                    936
        2,000  New York City Municipal Water Finance
                    Auth.                                   4.50          6/15/2037                  1,663
        3,650  New York City Transit Auth., MTA,
                     Triborough Bridge and Tunnel Auth.
                    (INS) (PRE)                             5.88          1/01/2030                  3,869
           70  New York City Transitional Finance Auth.
                    (PRE)                                   5.38          2/15/2020                     74
          800  New York City Transitional Finance Auth.
                    (PRE)                                   5.75          8/15/2024                    833
          440  New York City Transitional Finance Auth.
                    (PRE)                                   5.50          5/01/2025                    452
          555  New York City Transitional Finance Auth.
                    (PRE)                                   5.50          5/01/2025                    569
          135  New York City Transitional Finance Auth.
                    (PRE)                                   5.00          5/01/2029                    138
           55  New York City Transitional Finance Auth.     5.00          5/01/2029                     53
        2,400  New York City Transitional Finance Auth.     5.00          2/01/2033                  2,278
        4,000  New York City Transitional Finance Auth.     5.00          1/15/2034                  3,760
        1,000  Niagara Falls City School District (INS)     5.00          6/15/2028                    748
          675  Saratoga County IDA                          5.25         12/01/2032                    479
        2,000  Saratoga County Water Auth.                  5.00          9/01/2048                  1,778
        1,000  Seneca County IDA                            5.00         10/01/2027                    621
        1,000  Seneca Nation Indians Capital
                    Improvements Auth.  (c)                 5.00         12/01/2023                    568
        2,600  Suffolk County IDA                           5.00         11/01/2028                  1,618
        1,000  Suffolk County IDA (INS)                     5.00          6/01/2036                    515
        1,200  Suffolk Tobacco Asset Securitization
                    Corp.                                   5.38          6/01/2028                    855
        1,000  Thruway Auth. (INS)                          5.00          3/15/2024                  1,003
        1,000  Thruway Auth.                                5.00          4/01/2028                    956
        2,000  Tobacco Settlement Financing Corp.           5.50          6/01/2019                  2,004
        1,500  Town of Hempstead IDA                        4.50          7/01/2036                  1,170
        3,675  Triborough Bridge and Tunnel Auth.           5.00         11/15/2029                  3,532
        3,000  Triborough Bridge and Tunnel Auth.           5.00         11/15/2031                  2,839
          150  Triborough Bridge and Tunnel Auth.           5.00          1/01/2032                    142
        3,450  Ulster County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                      5.65         11/15/2024                  3,389
        1,000  Upper Mohawk Valley Regional Water
                    Finance Auth. (INS)                     4.25          4/01/2036                    786
        2,000  Urban Dev. Corp.  (PRE)                      5.00          3/15/2028                  2,255
        1,685  Urban Dev. Corp.                             5.00          1/01/2029                  1,543
        1,300  Urban Dev. Corp. (INS) (PRE)                 5.25          1/01/2030                  1,400
        1,000  Warren and Washington Counties IDA (INS)     5.00         12/01/2027                    855
                                                                                           ---------------
                                                                                                   157,873
                                                                                           ---------------


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                                                 Portfolio of Investments  |   4

================================================================================


    PRINCIPAL                                               COUPON            FINAL                MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY                 VALUE
 ----------------------------------------------------------------------------------------------------------
               U.S. VIRGIN ISLANDS (0.5%)
$       1,000  Water and Power Auth.                        5.00%         7/01/2031         $          792
                                                                                           ---------------
               Total Fixed-Rate Instruments (cost: $177,972)                                       158,665
                                                                                           ---------------

               VARIABLE-RATE DEMAND NOTES (1.2%)
               NEW YORK (1.2%)
        2,000  Dormitory Auth. (LIQ)(INS) (cost:  $2,000)   5.00          2/15/2031                  2,000
                                                                                           ---------------


               TOTAL INVESTMENTS (COST: $179,972)                                       $          160,665
                                                                                           ===============


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5   |  USAA New York Bond Fund

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NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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6   |  USAA New York Bond Fund

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B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements"
(SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

                                                                  Investments in
Valuation Inputs                                                      Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                $      -
Level 2 - Other Significant Observable Inputs                       160,665,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total                                                              $160,665,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2008.

D. As of December 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

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7   |  USAA New York Bond Fund

================================================================================

appreciation and depreciation of investments as of December 31, 2008, were $2,630,000 and $21,937,000, respectively, resulting in net unrealized depreciation of $19,307,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $163,064,000 at December 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================
                                        Notes to Portfolio of Investments  |   8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.